Income Taxes (Summary Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Summary of Unrecognized Tax Benefits
Balance at beginning of year	$ 6.5	$ 4.0	$ 4.0	$ 10.1
Additions based on tax provisions related to the current year	4.0	0.4	0.5
Additions for tax provisions of prior years	0	2.6	0
Reductions as a result of a lapse of the applicable statute of limitations	(0.6)	(0.5)	(0.5)
Balance at end of year	$ 9.9	$ 6.5	$ 4.0	$ 10.1